SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Operating Leases, 2025	$ 910,000
Operating Leases, 2026	433,000
Operating Leases, 2027	64,000
Operating Leases, Total Future Minimum Lease Payments	1,407,000
Operating Leases, Less: discount	(86,000)
Operating Leases, Total lease liability	1,321,000
Operating lease, leases payable current portion	(815,000)	$ (734,000)
Operating lease, leases payable noncurrent portion	506,000	1,321,000
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Finance Leases, 2025	85,000
Finance Leases, 2026	15,000
Finance Leases, 2027	20,000
Finance Leases, Total Future Minimum Lease Payments	120,000
Finance Leases, Less: discount	(8,000)
Finance Leases, Total lease liability	112,000
Finance lease, leases payable current portion	(80,000)	(156,000)
Finance lease, leases payable non current portion	$ 32,000	$ 112,000